Investments Components of Net Investment Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 478.9	$ 454.6	$ 408.4
Investment expenses	(22.4)	(22.8)	(18.9)
Net investment income	456.5	431.8	389.5
Fixed maturities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	353.4	357.7	321.9
Fixed maturities | U.S. government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	18.2	28.3	46.2
Fixed maturities | State and local government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	52.3	60.7	50.1
Fixed maturities | Foreign government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	0.4	0.4	0.4
Fixed maturities | Corporate debt securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	110.7	102.4	82.1
Fixed maturities | Residential mortgage-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	46.1	52.2	44.9
Fixed maturities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	1.2	2.1	0.0
Fixed maturities | Commercial mortgage-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	81.6	74.6	66.0
Fixed maturities | Other asset-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	28.0	22.0	16.7
Fixed maturities | Redeemable preferred stocks
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	14.9	15.0	15.5
Equity securities | Nonredeemable preferred stocks
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	48.6	43.7	38.6
Equity securities | Common equities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	57.2	51.0	46.6
Short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 19.7	$ 2.2	$ 1.3